Capital Stock and Long-term Retention Plan	12 Months Ended
Dec. 31, 2025
Capital Stock and Long-term Retention Plan
Capital Stock and Long-term Retention Plan

17.Capital Stock and Long-Term Retention Plan

Capital Stock

The Company has four classes of capital stock: Series “A” Shares, Series “B” Shares, Series “D” Shares and Series “L” Shares, with no par value. The Series “A” Shares and Series “B” Shares are common shares. The Series “D” Shares are limited-voting and preferred dividend shares, with a preference upon liquidation. The Series “L” Shares are limited-voting shares.

The Company’s shares are publicly traded in Mexico, primarily in the form of Ordinary Participation Certificates (“CPOs”), each CPO representing 117 shares comprised of 25 Series “A” Shares, 22 Series “B” Shares, 35 Series “D” Shares and 35 Series “L” Shares; and in the United States in the form of Global Depositary Shares (“GDS”), each GDS representing five CPOs. Non-Mexican holders of CPOs do not have voting rights with respect to the Series “A”, Series “B” and Series “D” Shares.

At December 31, 2025, shares of capital stock and CPOs consisted of (in millions):

		Repurchased	Held by a
	Authorized and	by the	Company’s
	Issued (1)	Company (2)	Trust (3)	Outstanding
Series “A” Shares	118,614.2	0.0	(7,690.6)	110,923.6
Series “B” Shares	54,882.2	0.0	(7,010.4)	47,871.8
Series “D” Shares	83,562.7	0.0	(7,403.0)	76,159.7
Series “L” Shares	83,562.7	0.0	(7,403.0)	76,159.7
Total	340,621.8	0.0	(29,507.0)	311,114.8

Shares in the form of CPOs	279,337.5	0.0	(24,747.3)	254,590.2
Shares not in the form of CPOs	61,284.3	0.0	(4,759.7)	56,524.6
Total	340,621.8	0.0	(29,507.0)	311,114.8
CPOs	2,387.5	0.0	(211.5)	2,176.0

(1)	As of December 31, 2025, the authorized and issued capital stock amounted to Ps.3,933,549 (nominal Ps.1,970,999). In connection with the Spin-off carried out on January 31, 2024, and the Company’s distribution of the Spun-off Businesses to Ollamani, the Company reduced its capital stock on that date in the amount of Ps.752,071 (nominal Ps.376,844), without having modified the number of outstanding shares of the Company (see Notes 3 and 28).
(2)	In connection with a share repurchase program that was approved by the Company’s stockholders and is exercised at the discretion of management. During the years ended December 31, 2025 and 2024, the Company did not buy any shares under this program. In April 2024, the Company´s stockholders approved the cancellation in May 2024 of 3,217.5 million shares of the Company’s capital stock in the form of 27.5 million CPOs, which were repurchased by the Company in 2023.
(3)	Primarily in connection with the Company’s Long-Term Retention Plan (“LTRP”) described below.

A reconciliation of the number of shares and CPOs outstanding for the years ended December 31, 2025 and 2024, is presented as follows (in millions):

	Series “A”	Series “B”	Series “D”	Series “L”	Shares	CPOs
	Shares	Shares	Shares	Shares	Outstanding	Outstanding
As of January 1, 2024	113,441.7	50,345.4	80,094.7	80,094.7	323,976.5	2,288.4
Acquired (1)	(976.2)	(859.2)	(1,366.8)	(1,366.8)	(4,569.0)	(39.0)
Forfeited (1)	(1,466.9)	(1,290.9)	(2,053.6)	(2,053.6)	(6,865.0)	(58.7)
Released (1)	621.7	547.0	870.3	870.3	2,909.3	24.9
As of December 31, 2024	111,620.3	48,742.3	77,544.6	77,544.6	315,451.8	2,215.6
Acquired (1)	(1,535.3)	(1,351.0)	(2,149.3)	(2,149.3)	(7,184.9)	(61.4)
Forfeited (1)	(320.9)	(282.4)	(449.3)	(449.3)	(1,501.9)	(12.8)
Released (1)	1,159.5	762.9	1,213.7	1,213.7	4,349.8	34.6
As of December 31, 2025	110,923.6	47,871.8	76,159.7	76,159.7	311,114.8	2,176.0

(1)	Acquired, forfeited or released by a Company’s trust in connection with the LTRP described below.

Under the Company’s bylaws, the Company’s Board of Directors consists of 20 members, of which the holders of Series “A” Shares, Series “B” Shares, Series “D” Shares and Series “L” Shares, each voting as a class, are entitled to elect eleven members, five members, two members and two members, respectively.

Holders of Series “D” Shares are entitled to receive a preferred dividend equal to 5% of the nominal capital attributable to those Shares (nominal Ps.0.00028932372948 per share) before any dividends are payable in respect of Series “A” Shares, Series “B” Shares or Series “L” Shares. Holders of Series “A” Shares, Series “B” Shares and Series “L” Shares are entitled to receive the same dividends as holders of Series “D” Shares if stockholders declare dividends in addition to the preferred dividend that holders of Series “D” Shares are entitled to. If the Company is liquidated, Series “D” Shares are entitled to a liquidation preference equal to the nominal capital attributable to those Shares nominal Ps.0.00578647458969 per share before any distribution is made in respect of Series “A” Shares, Series “B” Shares and Series “L” Shares.

At December 31, 2025, the restated for inflation tax value of the Company’s common stock was Ps.54,652,277. In the event of any capital reduction in excess of the tax value of the Company’s common stock, such excess will be treated as dividends for income tax purposes (see Note 18).

Long-Term Retention Plan

The Company has adopted an LTRP for the conditional sale of the Company’s capital stock to key Group officers and employees under a special purpose trust.

At the Company’s annual general ordinary stockholders’ meeting held on April 2, 2013, the Company’s stockholders approved that the number of CPOs that may be granted annually under the LTRP shall be up to 1.5% of the capital of the Company. As of December 31, 2025, approximately 4.0 million CPOs or CPO equivalents that were transferred to LTRP participants were sold in the open market during 2023, 2024 and 2025. Additional sales will continue to take place during or after 2026.

The special purpose trust created to implement the LTRP as of December 31, 2025 had approximately 246.8 million CPOs or CPO equivalents. This figure is net of approximately 28.6 million, 20.4 million and 32.3 million CPOs or CPO equivalents vested in 2023, 2024 and 2025, respectively. Of the 246.8 million CPOs or CPO equivalents approximately 83.5% are in the form of CPOs and the remaining 16.5% are in the form of Series “A”, Series “B”, Series “D” and Series “L” Shares, not in the form of CPO units. As of December 31, 2025, approximately 169,116 million CPOs or CPO equivalents were held by a Company trust and will become vested between 2026 and 2028 at prices ranging from Ps.17.16 to Ps.1.60 per CPO, which may be reduced by dividends, a liquidity discount and the growth of the consolidated or relevant segment Operating Income Before Depreciation and Amortization, or OIBDA (including OIBDA affected by acquisitions) between the date of award and the vesting date, among others.

Historically, the price at which the conditional sales of the awards were made to beneficiaries was based on the lowest of (i) the closing price of the CPO on March 31 of the year of the relevant award and (ii) the average price of the CPO during the first three months of the year of the relevant award. Beginning with the grants awarded in respect of fiscal year 2020 under the LTRP, a portion of such awards is granted at the sale price described before, and the remaining part of the relevant awards at a sale price equal to the nominal value of the CPO, which was determined at Ps.1.60 per CPO.

During the year ended December 31, 2025, the trust for the LTRP increased the number of shares and CPOs held for the purposes of this Plan in the amount of (i) 7,184.9 million shares of the Company in the form of 61.4 million CPOs, which were acquired in the amount of Ps.495,832 and (ii) 1,501.9 million shares in the form of 12.8 million CPOs, in connection with forfeited rights under this Plan. Also, the trust released 4,057.3 million shares of the Company in the form of 34.6 million CPOs and 292.5 million Serie “A” Shares not in the form of CPOs.

During the year ended December 31, 2024, the trust for the LTRP increased the number of shares and CPOs held for the purposes of this Plan in the amount of (i) 4,569.0 million shares of the Company in the form of 39.0 million CPOs, which were acquired in the amount of Ps.378,894; (ii) 4,284.7 million shares of the Company in the form of 36.6 million CPOs and 88.1 million shares of the Company in the form of 0.8 million CPOs which were cancelled in the third and fourth quarter of 2024, respectively, in connection with agreements entered into by the Company and certain officers for shares that were conditionally sold to these executives in 2019, which conditions had not yet been satisfied; and (iii) 2,492.2 million shares of the Company in the form of 21.3 million CPOs, in connection with forfeited rights under this Plan. Also, the trust for the LTRP released 2,909.3 million shares of the Company in the form of 24.9 million CPOs.

During the years ended December 31, 2025 and 2024, the Company made a funding for acquisition of shares in the aggregate amount of Ps.594,200 and Ps.132,572, respectively, to the trust held for the Company’s LTRP.

The Group has determined its share-based compensation expense (see Note 2 (y)), by using the BSPM at the date on which the stock was conditionally sold to certain officers and employees of the Company under the Company’s LTRP, based on the following arrangements and weighted-average assumptions:

	Long-Term Retention Plan
Arrangements:
Year of grant	2023	2024	2025
Number of CPOs or CPOs equivalent granted	11,600	52,539	106,458
Contractual life	3.00 years	3.00 years	3.00 years

Assumptions:
Dividend yield	2.5%	3.21%	4.8%
Expected volatility (1)	45.51%	42.83%	43.91%
Risk-free interest rate	9.05%	9.57%	7.95%
Expected average life of awards	3.00 years	3.00 years	3.00 years

(1)	Volatility was determined by reference to historically observed prices of the Company’s CPOs.

A summary of the stock conditionally sold to employees under the LTRP as of December 31, 2025 and 2024, is presented below (in Mexican pesos and thousands of CPOs):

	2025		2024
	CPOs or CPOs	Weighted-Average	CPOs or CPOs	Weighted-Average
	Equivalent	Exercise Price	Equivalent	Exercise Price
Long-Term Retention Plan:
Outstanding at beginning of year	159,953	11.64	176,898	23.72
Conditionally sold	106,458	4.41	52,539	6.25
Paid by employees	(45,631)	1.60	(3,841)	1.60
Forfeited	(12,744)	38.39	(65,643)	41.09
Outstanding at end of year	208,036	8.45	159,953	11.64
To be paid by employees at end of year	38,920	23.61	63,643	17.09

As of December 31, 2025 and 2024, the weighted-average remaining contractual life of the stock conditionally sold to employees under the LTRP is 1.29 years and 1.16 years, respectively.